Operating Lease (Details) - Schedule of weighted average remaining lease terms and discount rates	Jun. 30, 2022	Jun. 30, 2021
Remaining lease term and discount rate
Weighted average remaining lease term (years)	1 year 1 month 17 days	2 years 1 month 6 days
Weighted average discount rate	4.75%	4.75%